Annual Total Returns (PIMCO Convertible Fund)	0 Months Ended
Apr. 27, 2011
Class A
Bar Chart Table:
Annual Return 2000	(0.75%)
Annual Return 2001	(13.50%)
Annual Return 2002	(7.88%)
Annual Return 2003	31.43%
Annual Return 2004	8.04%
Annual Return 2005	0.14%
Annual Return 2006	12.80%
Annual Return 2007	7.22%
Annual Return 2008	(35.00%)
Annual Return 2009	44.45%
Institutional Class
Bar Chart Table:
Annual Return 2000	(0.77%)
Annual Return 2001	(13.78%)
Annual Return 2002	(7.26%)
Annual Return 2003	31.96%
Annual Return 2004	8.47%
Annual Return 2005	0.55%
Annual Return 2006	13.25%
Annual Return 2007	7.65%
Annual Return 2008	(34.74%)
Annual Return 2009	45.02%